Investments in Associates and Other Companies (Details) - Schedule of Investments in Associates and Other - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Investments in Associates and Other [Line Items]
Carrying value	$ 67,040	$ 59,785	$ 55,284
Profit and loss	9,289	10,436	8,763
Subtotal
Schedule of Investments in Associates and Other [Line Items]
Carrying value	62,700	56,317	51,690
Profit and loss	$ 9,139	$ 8,421	$ 8,404
Redbanc S.A.
Schedule of Investments in Associates and Other [Line Items]
Ownership interest	33.43%	33.43%	33.43%
Carrying value	$ 5,748	$ 4,717	$ 4,168
Profit and loss	$ 1,122	$ 581	$ 255
Transbank S.A.
Schedule of Investments in Associates and Other [Line Items]
Ownership interest	25.00%	25.00%	25.00%
Carrying value	$ 41,969	$ 37,355	$ 32,736
Profit and loss	$ 4,628	$ 4,638	$ 5,007
Centro de Compensación Automatizado S.A.
Schedule of Investments in Associates and Other [Line Items]
Ownership interest	33.33%	33.33%	33.33%
Carrying value	$ 6,296	$ 6,785	$ 4,863
Profit and loss	$ 2,007	$ 1,875	$ 1,689
Sociedad Interbancaria de Depósito de Valores S.A.
Schedule of Investments in Associates and Other [Line Items]
Ownership interest	29.29%	29.29%	29.29%
Carrying value	$ 3,361	$ 2,907	$ 2,615
Profit and loss	$ 617	$ 485	$ 505
Cámara Compensación de Pagos de Alto Valor S.A.
Schedule of Investments in Associates and Other [Line Items]
Ownership interest	13.72%	13.72%	15.00%
Carrying value	$ 1,376	$ 1,194	$ 1,199
Profit and loss	$ 217	$ 133	$ 88
Administrador Financiero del Transantiago S.A.
Schedule of Investments in Associates and Other [Line Items]
Ownership interest	20.00%	20.00%	20.00%
Carrying value	$ 2,060	$ 1,434	$ 4,285
Profit and loss	$ 513	$ 557	$ 726
Servicios de Infraestructura de Mercado OTC S.A.
Schedule of Investments in Associates and Other [Line Items]
Ownership interest	12.48%	12.48%	12.48%
Carrying value	$ 1,890	$ 1,925	$ 1,824
Profit and loss	35	152	134
Subtotal
Schedule of Investments in Associates and Other [Line Items]
Carrying value	4,340	3,468	3,594
Profit and loss	150	112	359
Stock Exchanges
Schedule of Investments in Associates and Other [Line Items]
Carrying value	4,328	3,451	3,575
Profit and loss	149	109	349
Others
Schedule of Investments in Associates and Other [Line Items]
Carrying value	12	17	19
Profit and loss	1	3	10
Results from the sale of ownership in investment in companies
Schedule of Investments in Associates and Other [Line Items]
Profit and loss	$ 0	$ 1,903	$ 0